Shareholder Fees - FidelitySmallCapDiscoveryFund-PRO	Jun. 29, 2024 USD ($)
FidelitySmallCapDiscoveryFund-PRO | Fidelity Small Cap Discovery Fund
Shareholder Fees:
(fees paid directly from your investment)	none